Income Taxes (Tables)	6 Months Ended
Jun. 30, 2018
Income Taxes [Abstract]
Schedule of income (loss) before income taxes and non-controlling interest allocation
	For the six months ended
	June 30, 2018	June 30, 2017
United States	$40,821	$(391,703)
Foreign	414,745	3,977,983
Total	$455,566	$3,586,280

Schedule of significant components of income tax provision
	For the six months ended
Current tax provision	June 30, 2018	June 30, 2017
United States	$8,256	$46,584
Foreign	63,387	596,216
Total	$71,643	$642,800

Schedule of table reconciles statutory rates to effective tax rate
	For the six months ended
	June 30, 2018	June 30, 2017
U.S. Statutory rates	21.0%	34.0%
Foreign income not recognized in the U.S.	(10.6)	(33.7)
Foreign income tax rate	25.0	25.0
Effect of favorable income tax rate in certain entity in PRC	(20.3)	(11.6)
R&D tax credit (1)	(0.0)	(1.1)
Change in valuation allowance	0.6	5.0
Non-taxable permanent difference (2)	0.0	0.3
Effective tax rate	15.7%	17.9%

(1)	According to PRC tax regulation, 150% of current year R&D expense approved by local tax authority could be deducted from taxable income.

(2)	It represents expenses incurred by the Company that were not deductible for PRC income tax and income (loss) generated in countries with no income tax obligations.